8. Stock Purchase Options (Details - Warrants Ouststanding) - Stock Purchase Warrants [Member] - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Number of Warrants
Warrants outstanding	6,553,860	0
Warrants exercisable	0	0
Weighted Average Exercise Price
Weighted average exercise price	$ .45	$ 0
Weighted average exercise price - exercisable	$ 0	$ 0